Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Current assets:
Cash and cash equivalents	$ 85,583	$ 70,239
Receivables, less allowance for doubtful accounts ($278 and $120, respectively)	66,184	66,936
Inventories	122,522	112,165
Prepaid expenses and other assets	6,300	6,882
Deferred income taxes	0	9,995
Total current assets	280,589	266,217
Property, plant, and equipment, net	55,931	37,250
Investment in life insurance	26,492	26,172
Deferred income taxes	18,753	21,994
Goodwill	1,228	1,228
Other assets	7,725	9,313
Total assets	390,718	362,174
Current liabilities:
Accounts payable	44,134	33,158
Income taxes payable	19	2,314
Accrued expenses:
Accrued compensation	19,699	18,346
Product warranties	12,412	11,254
Self-insurance	5,812	6,242
Accrued loss on repurchases	881	1,329
Promotional	4,756	3,149
Other	5,236	5,818
Total current liabilities	92,949	81,610
Total long-term liabilities:
Unrecognized tax benefits	2,461	2,511
Postretirement health care and deferred compensations benefits	26,949	57,090
Total long-term liabilities	29,410	59,601
Contingent liabilities and commitments
Stockholders' equity:
Capital stock common, par value $0.50; authorized 60,000 shares, issued 51,776 shares	25,888	25,888
Additional paid-in capital	32,717	32,018
Retained earnings	620,546	585,941
Accumulated other comprehensive income (loss)	10,975	(2,274)
Treasury stock, at cost (24,875 and 24,825 shares, respectively)	(421,767)	(420,610)
Total stockholders' equity	268,359	220,963
Total liabilities and stockholders' equity	$ 390,718	$ 362,174